DIGITAL ASSETS LOAN RECEIVABLE AND DIGITAL ASSETS BORROWED Q - Digital Assets Borrowed (Details) - USD ($) $ in Thousands	Jun. 30, 2025	Dec. 31, 2024
Securities Borrowed, Allowance for Credit Loss [Line Items]
Digital assets borrowed	$ 2,836,370	$ 1,497,609
Digital assets borrowed, non-current	8,564	0
Digital assets borrowed	$ 2,844,934	$ 1,497,609
Bitcoin, USDC, Ether, Tether, and SOL
Securities Borrowed, Allowance for Credit Loss [Line Items]
Digital assets borrowed, percentage	92.00%
Bitcoin, Ether, DAI, and SOL
Securities Borrowed, Allowance for Credit Loss [Line Items]
Digital assets borrowed, percentage		87.00%